UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1. Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.6%
Biotechnology - 2.4%
4,585	Ligand Pharmaceuticals, Inc. (a)	$308,387
6,935	Pacira Pharmaceuticals, Inc. (a)	485,381
		793,768
Business Services - 6.1%
3,375	CoStar Group, Inc. (a)	630,248
3,619	Demandware, Inc. (a)	231,833
5,100	Huron Consulting Group, Inc. (a)	323,238
8,000	Korn/Ferry International (a)	238,160
2,320	Medidata Solutions, Inc. (a)	126,069
8,995	VeriFone Systems, Inc. (a)	304,211
6,430	XPO Logistics, Inc. (a)	189,106
		2,042,865
Consumer Discretionary - 14.7%
17,505	Del Frisco's Restaurant Group, Inc. (a)	488,389
5,835	Five Below, Inc. (a)	247,871
18,085	H&E Equipment Services, Inc. (a)	731,538
10,840	Kate Spade & Co. (a)	402,056
17,111	LifeLock, Inc. (a)	292,769
3,255	Lumber Liquidators Holdings, Inc. (a)	305,319
20,510	Malibu Boats, Inc., Class A (a)	455,732
9,930	Mattress Firm Holding Corp. (a)	474,952
3,635	RetailMeNot, Inc. (a)	116,320
5,740	Skechers U.S.A., Inc., Class A (a)	209,740
9,065	Spirit Airlines, Inc. (a)	538,461
17,615	Vera Bradley, Inc. (a)	475,429
3,665	Vitamin Shoppe, Inc. (a)	174,161
		4,912,737
Energy - 6.9%
6,675	Athlon Energy, Inc. (a)	236,629
16,670	Basic Energy Services, Inc. (a)	456,925
16,485	C&J Energy Services, Inc. (a)	480,703
5,575	Diamondback Energy, Inc. (a)	375,253
24,095	Penn Virginia Corp. (a)	421,421
12,995	Rice Energy, Inc. (a)	342,938
		2,313,869
Financial Services - 3.6%
8,340	Home BancShares, Inc.	287,063
3,535	Iberiabank Corp.	247,980
17,770	The Bancorp, Inc. (a)	334,254
13,545	Western Alliance Bancorp. (a)	333,207
		1,202,504
Health-Care - 16.2%
9,735	Acadia Healthcare Co., Inc. (a)	439,243
7,235	Allscripts Healthcare Solutions, Inc. (a)	130,447
5,340	Auxilium Pharmaceuticals, Inc. (a)	145,141
6,025	Cardiovascular Systems, Inc. (a)	191,535
10,753	DexCom, Inc. (a)	444,744
8,925	Exact Sciences Corp. (a)	126,467
12,820	ExamWorks Group, Inc. (a)	448,828
1,545	Fluidigm Corp. (a)	68,088
15,810	Globus Medical ,Inc. (a)	420,388
12,515	ICON PLC (a)	595,088
9,970	Insulet Corp. (a)	472,778
15,314	LDR Holding Corp. (a)	525,730
6,510	Natus Medical, Inc. (a)	167,958
16,705	Novadaq Technologies, Inc. (a)	372,188
11,375	Spectranetics Corp. (a)	344,776
9,260	Staar Surgical Co. (a)	174,088
2,025	Ultragenyx Pharmaceutical, Inc. (a)	99,002
8,600	Wright Medical Group, Inc. (a)	267,202
		5,433,691
Industrials - 20.5%
4,115	Acuity Brands, Inc.	545,525
24,905	Gentherm, Inc. (a)	864,702
26,650	Globe Specialty Metals, Inc.	554,853
26,510	Headwaters, Inc. (a)	350,197
22,450	Horsehead Holding Corp. (a)	377,609
48,740	JetBlue Airways Corp. (a)	423,551
22,650	Knight Transportation, Inc.	523,894
13,990	Mobile Mini, Inc.	606,606
3,375	Power Solutions International, Inc. (a)	253,699
15,315	PowerSecure International, Inc. (a)	358,984
16,345	Swift Transportation Co. (a)	404,539
25,500	Taser International, Inc. (a)	466,395
1,735	The Middleby Corp. (a)	458,404
11,675	USG Corp. (a)	382,006
11,335	William Lyon Homes, Class A (a)	312,959
		6,883,923
Retail - 6.7%
4,325	ANN, Inc. (a)	179,401
3,380	Buffalo Wild Wings, Inc. (a)	503,282
13,505	Burlington Stores, Inc. (a)	398,668
1,985	Fiesta Restaurant Group, Inc. (a)	90,496
5,163	G-III Apparel Group, Ltd. (a)	369,567
3,340	Red Robin Gourmet Burgers, Inc. (a)	239,411
6,600	The Finish Line, Inc., Class A	178,794
11,225	Vince Holding Corp. (a)	295,891
		2,255,510
Technology - 18.5%
17,795	Advanced Energy Industries, Inc. (a)	435,977
12,495	Aspen Technology, Inc. (a)	529,288
8,935	CalAmp Corp. (a)	249,018
4,495	ChannelAdvisor Corp. (a)	169,641
1,455	CommVault Systems, Inc. (a)	94,502
1,775	Cray, Inc. (a)	66,243
9,300	Electronics for Imaging, Inc. (a)	402,783
22,200	Finisar Corp. (a)	588,522
11,870	Gigamon, Inc. (a)	360,729
22,154	Inphi Corp. (a)	356,458
41,385	Integrated Device Technology, Inc. (a)	506,139
25,100	Intralinks Holdings, Inc. (a)	256,773
6,835	InvenSense, Inc. (a)	161,784
7,905	Marchex, Inc., Class B	83,082
9,300	Monolithic Power Systems, Inc. (a)	360,561
6,170	Power Integrations, Inc.	405,863
9,500	Proofpoint, Inc. (a)	352,260
5,630	Q2 Holdings, Inc. (a)	87,434
3,170	RigNet, Inc. (a)	170,641
21,595	Rubicon Technology, Inc. (a)	243,808
8,015	Veeco Instruments, Inc. (a)	336,069
		6,217,575

Total Common Stock (Cost $29,174,740)	32,056,442

Total Investments - 95.6% (Cost $29,174,740)*	$32,056,442
Other Assets & Liabilities, Net – 4.4%	1,480,809
Net Assets – 100.0%	$33,537,251

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,428,889
Gross Unrealized Depreciation	(547,187)
Net Unrealized Appreciation	$2,881,702

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$32,056,442
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$32,056,442

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 2, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.4%
Australia - 0.8%
30,900	BHP Billiton PLC, ADR	$1,908,384

Belgium - 1.0%
15,936	Solvay SA, Class A	2,501,684

Canada - 2.2%
85,437	Methanex Corp.	5,467,041

Finland - 3.0%
151,410	Caverion Corp.	1,627,001
80,376	Kone Oyj, Class B	3,370,620
38,520	Konecranes Oyj	1,227,441
133,510	YIT Oyj	1,421,779
		7,646,841
France - 5.4%
19,265	Christian Dior SA	3,709,024
207,200	Etablissements Maurel et Prom	3,188,465
42,941	Imerys SA	3,818,626
44,107	Ipsos	1,789,499
71,930	Transgene SA (a)	1,174,268
		13,679,882
Germany - 10.1%
28,400	BASF SE	3,156,625
192,800	Deutsche Telekom AG	3,115,615
109,890	Freenet AG	3,843,033
38,400	Hannover Rueck SE	3,434,910
18,485	LANXESS AG	1,394,255
14,900	Muenchener Rueckversicherungs AG, Class R	3,255,579
77,500	Symrise AG	3,871,402
45,016	Wincor Nixdorf AG	3,234,149
		25,305,568
Hong Kong - 0.8%
2,196,000	Guangdong Investment, Ltd.	2,097,900

India - 0.8%
35,905	Infosys, Ltd., ADR	1,945,333

Ireland - 5.5%
110,512	CRH PLC	3,074,624
2,345,220	Greencore Group PLC	10,779,412
		13,854,036
Israel - 1.4%
65,600	Teva Pharmaceutical Industries, Ltd., ADR	3,466,304

Italy - 2.7%
114,389	Gtech Spa	3,474,814
307,950	Trevi Finanziaria Industriale SpA	3,451,251
		6,926,065
Japan - 4.5%
117,200	Asahi Group Holdings, Ltd.	3,280,442
64,800	KDDI Corp.	3,751,827
49,916	MEIJI Holdings Co., Ltd.	3,148,313
730,000	Showa Denko KK	1,032,602
		11,213,184
Norway - 2.0%
180,096	DNB Bank ASA	3,131,032
86,776	SpareBank 1 SR Bank ASA	880,397
22,073	Yara International ASA	975,403
		4,986,832
South Africa - 1.4%
64,370	Sasol, Ltd.	3,604,732

South Korea - 1.3%
2,544	Samsung Electronics Co., Ltd.	3,209,725

Sweden - 5.4%
305,200	Duni AB, Class A	4,008,158
91,802	Investor AB, Class B	3,321,853
91,803	Loomis AB, Class B	2,361,633
78,200	Svenska Handelsbanken AB, Class A	3,924,318
		13,615,962
Switzerland - 1.3%
39,300	Novartis AG	3,334,087

Thailand - 0.6%
921,550	Thai Oil PCL	1,505,615

United Kingdom - 10.1%
511,734	Barratt Developments PLC	3,519,192
388,718	BBA Aviation PLC	2,150,234
123,988	Bellway PLC	3,431,330
146,476	Persimmon PLC	3,286,898
395,753	Rexam PLC	3,211,807
154,431	Standard Chartered PLC	3,227,257
1,727,422	Taylor Wimpey PLC	3,392,489
244,500	Tullow Oil PLC	3,051,022
		25,270,229
United States - 35.1%
50,200	ALLETE, Inc.	2,631,484
185,050	Ameris Bancorp (a)	4,311,665
152,404	Astoria Financial Corp.	2,106,223
121,920	BNC Bancorp	2,112,874
89,000	Brookline Bancorp, Inc.	838,380
139,467	Brooks Automation, Inc.	1,524,374
37,851	Carter's, Inc.	2,939,130
169,774	Colony Bankcorp, Inc. (a)	1,020,342
49,115	Dime Community Bancshares, Inc.	833,973
62,200	Forest Laboratories, Inc. (a)	5,739,194
244,114	Frontier Communications Corp.	1,391,450
29,867	General Dynamics Corp.	3,253,114
30,800	Hewlett-Packard Co.	996,688
90,924	Independent Bank Corp.	3,579,678
141,263	International Bancshares Corp.	3,542,876
67,982	Marathon Oil Corp.	2,414,721
38,991	Marathon Petroleum Corp.	3,393,777
85,500	Microsoft Corp.	3,504,645
36,344	NextEra Energy, Inc.	3,475,213
33,200	Peoples Bancorp, Inc.	821,036
25,065	Praxair, Inc.	3,282,763
61,733	Quest Diagnostics, Inc.	3,575,575
65,124	Regal Entertainment Group, Class A	1,216,516
186,097	Southwest Bancorp, Inc.	3,286,473
37,455	The Chubb Corp.	3,344,732
32,700	The JM Smucker Co.	3,179,748
121,400	The Western Union Co.	1,986,104
42,384	UnitedHealth Group, Inc.	3,475,064
169,900	Univest Corp. of Pennsylvania	3,486,348
33,351	Verizon Communications, Inc.	1,586,507
72,738	Webster Financial Corp.	2,259,242
36,600	WellPoint, Inc.	3,643,530
297,900	Xerox Corp.	3,366,270
		88,119,709

Total Common Stock (Cost $172,761,632)	239,659,113

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$33,000	Middlesex Federal Savings Bank	0.50%	12/15/14	$33,000
33,012	Stoneham Savings Bank	0.25	11/24/14	33,012

Total Certificates of Deposit (Cost $66,012)	66,012
Total Short-Term Investments (Cost $66,012)	66,012

Total Long Investments - 95.4% (Cost $172,827,644)*	$239,725,125
Other Assets & Liabilities, Net – 4.6%	11,550,877
Net Assets – 100.0%	$251,276,002

ADR PCL	American Depositary Receipt Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,153,258
Gross Unrealized Depreciation	(9,255,777)
Net Unrealized Appreciation	$66,897,481

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$1,908,384	$-	$-	$1,908,384
Belgium	2,501,684	-	-	2,501,684
Canada	5,467,041	-	-	5,467,041
Finland	7,646,841	-	-	7,646,841
France	13,679,882	-	-	13,679,882
Germany	25,305,568	-	-	25,305,568
Hong Kong	2,097,900	-	-	2,097,900
India	1,945,333	-	-	1,945,333
Ireland	13,854,036	-	-	13,854,036
Israel	3,466,304	-	-	3,466,304
Italy	6,926,065	-	-	6,926,065
Japan	11,213,184	-	-	11,213,184
Norway	4,986,832	-	-	4,986,832
South Africa	3,604,732	-	-	3,604,732
South Korea	3,209,725	-	-	3,209,725
Sweden	13,615,962	-	-	13,615,962
Switzerland	3,334,087	-	-	3,334,087
Thailand	-	1,505,615	-	1,505,615
United Kingdom	25,270,229	-	-	25,270,229
United States	88,119,709	-	-	88,119,709
Certificates of Deposit	-	66,012	-	66,012
Total Investments At Value	$238,153,498	$1,571,627	$-	$239,725,125

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 92.5%
Consumer Discretionary - 18.2%
38,630	AutoNation, Inc. (a)	$2,056,275
85,300	Comcast Corp., Class A	4,266,706
66,030	Delphi Automotive PLC	4,480,796
88,360	Imax Corp. (a)	2,414,879
96,300	Johnson Controls, Inc.	4,556,916
38,580	Starbucks Corp.	2,831,000
		20,606,572
Energy - 10.9%
42,321	Devon Energy Corp.	2,832,544
102,990	Marathon Oil Corp.	3,658,205
34,910	Schlumberger, Ltd.	3,403,725
60,755	The Williams Cos., Inc.	2,465,438
		12,359,912
Financials - 17.4%
51,120	ACE, Ltd.	5,063,947
57,325	Aon PLC	4,831,351
90,191	CIT Group, Inc.	4,421,163
102,904	MetLife, Inc.	5,433,331
		19,749,792
Industrials - 14.6%
36,267	Avery Dennison Corp.	1,837,649
53,010	Delta Air Lines, Inc.	1,836,797
45,830	Pentair, Ltd.	3,636,152
131,820	Republic Services, Inc.	4,502,971
49,190	United Parcel Service, Inc., Class B	4,790,122
		16,603,691
Materials - 2.1%
36,850	Carpenter Technology Corp.	2,433,574

Pharmaceuticals, Biotechnology and Life Sciences - 9.3%
20,170	Celgene Corp. (a)	2,815,732
41,360	Gilead Sciences, Inc. (a)	2,930,770
39,490	Thermo Fisher Scientific, Inc.	4,748,277
		10,494,779
Software & Services - 12.8%
51,910	eBay, Inc. (a)	2,867,508
3,082	Google, Inc., Class A (a)	3,434,920
112,085	Microsoft Corp.	4,594,364
89,710	Oracle Corp.	3,670,036
		14,566,828
Technology Hardware & Equipment - 7.2%
7,735	Apple, Inc.	4,151,684
103,780	Trimble Navigation, Ltd. (a)	4,033,929
		8,185,613

Total Common Stock (Cost $70,781,529)	105,000,761

Money Market Funds - 4.7%
5,271,908	Fidelity Institutional Cash Money Market Fund, 0.05% (b) (Cost $5,271,908)	5,271,908

Total Investments - 97.2% (Cost $76,053,437)*	$110,272,669
Other Assets & Liabilities, Net – 2.8%	3,192,741
Net Assets – 100.0%	$113,465,410

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,219,232
Gross Unrealized Depreciation	-
$34,219,232

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$105,000,761
Level 2 - Other Significant Observable Inputs	5,271,908
Level 3 - Significant Unobservable Inputs	-
Total	$110,272,669

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2014

By:	/s/ Karen Shaw
Karen Shaw Principal Financial Officer

Date:	May 6, 2014